July 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Infrastructure Active ETF | BILT | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
iShares Infrastructure Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Capital Markets — 0.3%
DigitalBridge Group Inc.	2,280	$24,487
Construction & Engineering — 0.5%
Vinci SA	350	48,618
Diversified Telecommunication Services — 1.6%
Cellnex Telecom SA(a)	2,970	104,810
Infrastrutture Wireless Italiane SpA(a)	5,030	59,466
		164,276
Electric Utilities — 34.6%
Alliant Energy Corp.	1,680	109,217
American Electric Power Co. Inc.	3,360	380,150
CK Infrastructure Holdings Ltd.	9,500	66,908
Duke Energy Corp.	2,300	279,772
Enel SpA	13,840	122,045
Entergy Corp.	3,470	313,792
Evergy Inc.	3,500	247,800
FirstEnergy Corp.	5,180	221,238
Fortis Inc./Canada	2,780	136,031
Kyushu Electric Power Co. Inc.	14,000	124,111
NextEra Energy Inc.	5,200	369,512
PG&E Corp.	14,850	208,197
Pinnacle West Capital Corp.	980	88,808
PPL Corp.	3,990	142,403
Southern Co. (The)	3,270	308,949
SSE PLC	2,020	49,515
Terna - Rete Elettrica Nazionale	9,980	96,566
Xcel Energy Inc.	2,790	204,898
		3,469,912
Gas Utilities — 0.9%
Osaka Gas Co. Ltd.	3,500	88,555
Ground Transportation — 11.0%
Canadian National Railway Co.	2,000	186,750
Canadian Pacific Kansas City Ltd.	1,140	83,838
CSX Corp.	5,780	205,421
Norfolk Southern Corp.	820	227,960
Union Pacific Corp.	1,440	319,637
West Japan Railway Co.	3,400	74,440
		1,098,046
Independent Power and Renewable Electricity Producers — 0.5%
Northland Power Inc.	3,010	49,182
Multi-Utilities — 11.5%
Ameren Corp.	2,170	219,452
CenterPoint Energy Inc.	4,560	177,019
Dominion Energy Inc.	2,120	123,914
National Grid PLC	20,660	290,316
Public Service Enterprise Group Inc.	2,320	208,313
Sempra	1,660	135,589
		1,154,603
Security	Shares	Value
Oil, Gas & Consumable Fuels — 14.1%
Cheniere Energy Inc.	1,080	$254,750
Enbridge Inc.	2,990	135,409
Kinetik Holdings Inc., Class A	1,430	62,033
Koninklijke Vopak NV	3,160	150,956
Pembina Pipeline Corp.	3,050	113,363
Plains GP Holdings LP, Class A	2,550	49,980
TC Energy Corp.	5,680	271,210
Williams Companies Inc. (The)	6,330	379,484
		1,417,185
Specialized REITs — 4.9%
American Tower Corp.	690	143,789
Crown Castle Inc.	2,870	301,608
Equinix Inc.	60	47,110
		492,507
Transportation Infrastructure — 16.0%
Aena SME SA(a)	24,230	652,468
Aeroports de Paris SA	770	93,458
Atlas Arteria Ltd.	6,020	19,885
Flughafen Zurich AG, Registered	260	73,278
Japan Airport Terminal Co. Ltd.	3,300	100,220
Transurban Group	75,450	667,719
		1,607,028
Water Utilities — 3.0%
Essential Utilities Inc.	3,550	130,640
Guangdong Investment Ltd.	112,000	99,690
Severn Trent PLC	2,050	71,888
		302,218
Total Long-Term Investments — 98.9% (Cost: $9,924,964)		9,916,617
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	180,000	180,000
Total Short-Term Securities — 1.8% (Cost: $180,000)		180,000
Total Investments — 100.7% (Cost: $10,104,964)		10,096,617
Liabilities in Excess of Other Assets — (0.7)%		(70,522)
Net Assets — 100.0%		$10,026,095

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Infrastructure Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/29/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$180,000 (b)	$—	$—	$—	$180,000	180,000	$21	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	39,843,000	USD	28,652	BNP Paribas SA	10/15/25	$19
USD	44,484	AUD	69,000	HSBC Bank PLC	10/15/25	82
USD	247,190	EUR	215,000	Bank of America N.A.	10/15/25	663
USD	25,511	JPY	3,810,000	Bank of America N.A.	10/15/25	43
USD	30,752	JPY	4,592,000	HSBC Bank PLC	10/15/25	57
						864
CAD	103,000	USD	74,766	Bank of America N.A.	10/15/25	$(159)
CHF	61,000	USD	75,780	BNP Paribas SA	10/15/25	(10)
GBP	4,000	USD	5,295	BNP Paribas SA	10/15/25	(9)
NZD	345,000	USD	204,186	BNP Paribas SA	10/15/25	(424)
SGD	7,000	USD	5,425	HSBC Bank PLC	10/15/25	(4)
USD	22,043	HKD	172,000	Bank of America N.A.	10/15/25	—
						(606)
						$258
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Infrastructure Active ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,861,705	$3,054,912	$—	$9,916,617
Short-Term Securities
Money Market Funds	180,000	—	—	180,000
	$7,041,705	$3,054,912	$—	$10,096,617
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$864	$—	$864
Liabilities
Foreign Currency Exchange Contracts	—	(606)	—	(606)
	$—	$258	$—	$258

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.